Quarterly Financial Information	12 Months Ended
Sep. 30, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
Quarterly Financial Information – (Unaudited)

The results of any single quarter are not necessarily indicative of the Company’s results for the full year. Net earnings of the Company are impacted in the first quarter by the additional battery product sales volume associated with the December holiday season. Data are computed independently for each of the periods presented. As a result, the sum of the amounts for the quarter may not equal the total for the year.

Fiscal 2013	First	Second	Third	Fourth
Net sales	$1,192.5	$1,095.9	$1,111.5	$1,066.1
Gross profit	561.6	530.7	510.4	501.6
Net earnings	129.8	84.9	87.2	105.1
Earnings per share:
Basic	$2.10	$1.37	$1.40	$1.69
Diluted	$2.07	$1.35	$1.38	$1.66

Items increasing/(decreasing) net earnings:
2013 restructuring (1)	$(30.7)	$(24.8)	$(19.1)	$(23.3)
Net pension/post-retirement gains	23.5	—	—	44.0
ASR integration/transaction costs	(0.6)	(0.4)	(0.1)	(0.5)
Other realignment/integration	(0.1)	(0.2)	0.1	(0.8)
Venezuela devaluation/other impacts	0.4	(6.3)	(0.2)	(0.2)
Adjustments to valuation allowances and prior years tax accruals	—	3.0	7.2	(1.9)

Fiscal 2012	First	Second	Third	Fourth
Net sales	$1,198.1	$1,101.8	$1,124.1	$1,143.2
Gross profit	564.5	517.2	528.8	527.4
Net earnings	143.8	77.9	70.2	117.0
Earnings per share:
Basic	$2.17	$1.19	$1.08	$1.86
Diluted	$2.15	$1.17	$1.06	$1.84

Items increasing/(decreasing) net earnings:
2013 restructuring	$—	$—	$—	$(4.6)
Prior restructuring	7.6	(1.2)	(0.4)	(0.3)
ASR integration/transaction costs	(0.9)	(1.5)	(1.5)	(1.3)
Other realignment/integration	—	(0.2)	(0.2)	(0.1)
Early termination of interest rate swap	—	—	(1.1)	—
Litigation provision	—	—	(8.5)	8.5
Adjustments to valuation allowances and prior years tax accruals	—	—	4.2	2.8

(1) Includes net of tax costs of $3.4 for the twelve months ended September 30, 2013, associated with certain information technology and related activities, which are included in SG&A on the Consolidated Statement of Earnings and Comprehensive Income. Additionally, this includes net of tax costs of $3.8, for the twelve months ended September 30, 2013, associated with obsolescence charges related to the exit of certain non-core product lines as a result of our restructuring, which are included in cost of products sold on the Consolidated Statement of Earnings and Comprehensive Income.